SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Total costs, beginning balance		$ 803,251	$ 821,773
Exploration and evaluation assets, changes			(55,885)
Effect of foreign currency translation		(102,399)	37,363
Total costs, ending balance		700,852	803,251
Farellon [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance		452,048	432,389
Exploration and evaluation assets, changes
Effect of foreign currency translation		(57,627)	19,659
Total costs, ending balance		394,421	452,048
Quina [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance		174,237	166,660
Exploration and evaluation assets, changes
Effect of foreign currency translation		(22,212)	7,577
Total costs, ending balance		152,025	174,237
Exeter [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance		176,966	169,270
Exploration and evaluation assets, changes
Effect of foreign currency translation		(22,560)	7,696
Total costs, ending balance		154,406	176,966
Farellon Project [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance		803,251	768,319
Exploration and evaluation assets, changes
Effect of foreign currency translation			34,932
Total costs, ending balance			803,251
Perth Project [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	[1]		53,454
Exploration and evaluation assets, changes	[1]		(55,885)
Effect of foreign currency translation	[1]		2,431
Total costs, ending balance	[1]

[1]	As at January 31, 2023, the Company assessed its mineral properties for impairment in accordance with IFRS Accounting Standard 36. Since the Company has no immediate plans to explore or develop its Perth Project included within Carrizal Property, the Company impaired the Perth Property to $Nil.